Bank Loans (Details)		6 Months Ended
	Feb. 14, 2020 USD ($)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 USD ($)	Oct. 31, 2023 USD ($)	Apr. 09, 2020 USD ($)	Apr. 09, 2020 SGD ($)
Bank Loans [Line Items]
Loan agreement period					5 years	5 years
Fixed interest rate					3.00%	3.00%
Loan balance		$ 1,037,176		$ 1,497,755
Interest expense		$ 19,952	$ 33,865
DBS Bank Ltd [Member]
Bank Loans [Line Items]
Loan agreement amount					$ 3,650,434	$ 5,000,000
Weighted average effective interest rate	3.10%
Bank Loans [Member]
Bank Loans [Line Items]
Effective interest rate		2.20%	3.90%
Revolving Credit Facility I [Member]
Bank Loans [Line Items]
Obtained revolving credit facility	$ 916,923